STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Shares issued under share-based compensation plans (in shares)	556,655	203,575	147,347
Cash dividend paid (in usd per share)	$ 0	$ 0.00	$ 0.16